7. ACCOUNTS RECEIVABLE: Schedule of Accounts Receivable (Details) - CAD ($)		Dec. 31, 2020	Dec. 31, 2019
Accounts receivable	[1]	$ 8,747,261	$ 1,463,388
Trade receivables
Accounts receivable		8,619,200	1,111,637
Sales tax receivable
Accounts receivable		$ 128,061	$ 351,751

[1]	Note 7.